FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current)	—	—	6,279	6,279
Financial assets (current and non-current) (1)	937	4,767	6,667	12,371
Total (2)	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Total financial assets include $3,032 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,140 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total (2)	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $4,297 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $6,533 million.

(US$ MILLIONS)	2024	2023
Current
Marketable securities	$571	$498
Restricted cash	165	189
Derivative assets	185	120
Loans and notes receivable	396	243
Other financial assets (1)	220	89
Total current	$1,537	$1,139
Non-current
Marketable securities	$2,333	$2,748
Restricted cash	63	54
Derivative assets	337	290
Loans and notes receivable (2)	5,734	6,702
Other financial assets (1)	2,367	2,243
Total non-current	$10,834	$12,037
____________________________________
(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership's residential mortgage insurer and convertible preferred shares held in the partnership's audience measurement operation.
(2)Loans and notes receivable includes $5,014 million (2023: $5,844 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.

(US$ MILLIONS)	2024	2023
Current, net (1)	$5,178	$5,558
Non-current, net
Accounts receivable	449	202
Retainer on customer contract	55	70
Billing rights	597	733
Total non-current, net	$1,101	$1,005
Total	$6,279	$6,563
____________________________________
(1)Includes a receivable of $1,341 million related to the tax benefits. Refer to Note 2(ae)(ii) for additional details.
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Loss allowance - beginning	$204	$162
Add: increase in allowance	240	140
Deduct: bad debt write-offs	(50)	(54)
Foreign currency translation and other	(46)	(44)
Loss allowance - ending	$348	$204

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current)	—	—	6,279	6,279
Financial assets (current and non-current) (1)	937	4,767	6,667	12,371
Total (2)	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Total financial assets include $3,032 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,140 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total (2)	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $4,297 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $6,533 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2024 and 2023:

	2024			2023
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$60	$—	$—	$117	$—	$—
Corporate and government bonds	21	3,033	249	25	3,307	85
Derivative assets	—	522	—	6	404	—
Other financial assets (1)	441	634	744	399	719	743
	$522	$4,189	$993	$547	$4,430	$828
Financial liabilities
Derivative liabilities	$—	$332	$—	$7	$500	$1
Other financial liabilities	—	—	25	—	—	283
	$—	$332	$25	$7	$500	$284
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.
There were no transfers between levels during the year ended December 31, 2024.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2024	Carrying value December 31, 2023	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,033	$3,307	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$522	$404	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$634	$719	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$332	$500	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2024 and 2023:

	2024			2023
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$60	$—	$—	$117	$—	$—
Corporate and government bonds	21	3,033	249	25	3,307	85
Derivative assets	—	522	—	6	404	—
Other financial assets (1)	441	634	744	399	719	743
	$522	$4,189	$993	$547	$4,430	$828
Financial liabilities
Derivative liabilities	$—	$332	$—	$7	$500	$1
Other financial liabilities	—	—	25	—	—	283
	$—	$332	$25	$7	$500	$284
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.
There were no transfers between levels during the year ended December 31, 2024.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2024	Carrying value December 31, 2023	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,033	$3,307	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$522	$404	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$634	$719	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$332	$500	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2024	Carrying value December 31, 2023	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$74	$82	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$204	$211	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$466	$450	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$—	$258	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$828	$692
Fair value change recorded in net income	14	57
Fair value change recorded in other comprehensive income	18	(6)
Additions	177	150
Disposals	(48)	(70)
Foreign currency translation and other	4	5
Balance at end of period	$993	$828
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$284	$589
Fair value change recorded in net income	(151)	(62)
Fair value change recorded in other comprehensive income	(1)	(21)
Additions	12	25
Disposals/settlements	(117)	(262)
Foreign currency translation and other	(2)	15
Balance at end of period	$25	$284

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2024	Carrying value December 31, 2023	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$74	$82	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$204	$211	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$466	$450	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$—	$258	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$828	$692
Fair value change recorded in net income	14	57
Fair value change recorded in other comprehensive income	18	(6)
Additions	177	150
Disposals	(48)	(70)
Foreign currency translation and other	4	5
Balance at end of period	$993	$828
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$284	$589
Fair value change recorded in net income	(151)	(62)
Fair value change recorded in other comprehensive income	(1)	(21)
Additions	12	25
Disposals/settlements	(117)	(262)
Foreign currency translation and other	(2)	15
Balance at end of period	$25	$284